Provisions - Schedule of actorial assumptions for post-employment benefit (Detail)	Dec. 31, 2022	Dec. 31, 2021
Nominal discount rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	10.96%	10.57%
Actual discount rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	5.78%	5.30%
Estimated inflation rate in the long term p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	4.90%	5.00%
HCCTR - Average nominal inflation rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	8.05%	8.15%
HCCTR - Actual nominal inflation rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	3.00%	3.00%
Mortality table
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	10.00%	10.00%